Other Balance Sheet Components - Expected Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2021	$ 2,173
2022	1,785
2023	1,785
2024	1,008
2025	236
Thereafter	0
Net Carrying Amount	$ 6,987	$ 9,064